Significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Basis of presentation
Basis of presentation
We have prepared the accompanying interim unaudited condensed consolidated financial statements in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial reporting. We have included all adjustments necessary for a fair presentation of the results of the interim period. These adjustments consist of normal recurring items. Our interim unaudited condensed consolidated financial statements are not necessarily indicative of results that may be expected for any other interim period or for the full year.
Certain information and note disclosures normally included in the audited annual consolidated financial statements have been condensed or omitted in accordance with SEC rules. The condensed consolidated balance sheet as of December 31, 2020 was derived from our audited consolidated financial statements as of that date but does not contain all of the footnote disclosures from the annual financial statements. As such, these interim unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and related notes included in our Annual Report on Form 20-F for the year ended December 31, 2020, previously filed with the Securities and Exchange Commission (“SEC”).

Seasonality/Deferred revenue
Seasonality
We experience seasonal fluctuations in the demand for our services as a result of seasonal patterns in travel. For example, absent the effect of the COVID-19 pandemic in 2020 and 2021, which has disrupted our usual seasonality trends, searches and consequently our revenue, are generally the highest in the first three quarters as travelers plan and book their spring, summer and winter holiday travel. Our revenue typically decreases in the fourth quarter. We generally expect to experience higher return on advertising spend in the first and fourth quarter of the year as we typically expect to advertise less in the periods outside of high travel seasons. Seasonal fluctuations affecting our revenue also affect the timing of our cash flows. We typically invoice once per month, with customary payment terms. Therefore, our cash flow varies seasonally with a slight delay to our revenue, and is significantly affected by the timing of our advertising spending. Changes in the relative revenue share of our offerings in countries and areas where seasonal travel patterns vary from those described above may influence the typical trend of our seasonal patterns in the future. It is difficult to forecast the seasonality for future periods, given the uncertainty around the duration of the impact from COVID-19 and the nature and timing of any sustained recovery.
Deferred revenue
As of December 31, 2020, the deferred revenue balance was €2.8 million, €2.6 million of which was recognized as revenue during the six months ended June 30, 2021.

Accounting estimates
Accounting estimates
We use estimates and assumptions in the preparation of our interim unaudited condensed consolidated financial statements in accordance with GAAP. Preparation of the interim unaudited condensed consolidated financial statements and accompanying notes requires that we make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities as of the date of the unaudited condensed consolidated financial statements, as well as revenue and expenses during the periods reported. Our actual financial results could differ significantly from these estimates. The significant estimates underlying our interim unaudited condensed consolidated financial statements include: leases, recoverability of goodwill, intangible assets and other long-lived assets, income taxes, legal and tax contingencies, business combinations and share-based compensation.
The COVID-19 pandemic has had, and is expected to continue to have, a material adverse impact on the travel industry, which may continue to have a significant adverse effect on our business and results of operations. The uncertainty associated with COVID-19 increased the level of judgement applied in our estimates and assumptions. Our estimates may change in future periods as a result of new events arising from the COVID-19 pandemic.

Advertising expense
Advertising expense
We incur advertising expense consisting of offline costs, including television and radio advertising expense, online advertising expense, as well as sponsorship and endorsement expense, in order to promote our brands. A significant portion of traffic from users is directed to our websites through our participation in display advertising campaigns on search engines, advertising networks, affiliate websites and social networking sites. We consider traffic acquisition costs to be indirect advertising fees. We expense the production costs associated with advertisements in the period in which the advertisement first takes place. We expense the costs of communicating the advertisement (e.g., television airtime) as incurred each time the advertisement is shown. These costs are included in selling and marketing expense in our condensed consolidated statements of operations.

Adoption of new accounting pronouncements
Adoption of new accounting pronouncements
Income Taxes. As of January 1, 2021, we have prospectively adopted ASU 2019-12, which eliminates certain exceptions in current guidance related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period, and the recognition of deferred tax liabilities for outside basis differences. It also clarifies and simplifies other aspects of the accounting for income taxes. The adoption of this new guidance did not have a material impact to our unaudited condensed consolidated financial statements.
Equity Method Investments. As of January 1, 2021, we have prospectively adopted ASU 2020-01, which clarifies the interaction between the accounting for investments in equity securities, equity method investments and certain derivative instruments. The adoption of this new guidance did not have a material impact to our unaudited condensed consolidated financial statements.

Certain risks and concentration of credit risk
Certain risks and concentration of credit risk
Our business is subject to certain risks and concentrations including dependence on relationships with our advertisers, dependence on third-party technology providers, and exposure to risks associated with online commerce security. Our concentration of credit risk relates to depositors holding our cash and customers with significant accounts receivable balances.
Our customer base includes primarily OTAs, hotel chains and independent hotels. We perform ongoing credit evaluations of our customers and maintain allowances for potential credit losses. We generally do not require collateral or other security from our customers.
Expedia Group, our controlling shareholder, and its affiliates represent 21% and 21% respectively, of total revenues for the three and six months ended June 30, 2021, compared to 15% and 31%, respectively, in the same periods in 2020. The Expedia Group represent 28% and 20% of total accounts receivable as of June 30, 2021 and December 31, 2020, respectively.
Booking Holdings and its affiliates represent 59% and 57%, respectively of total revenues for the three and six months ended June 30, 2021, compared to 46% and 39%, respectively, in the same periods in 2020. Booking Holdings and its affiliates represent 47% and 47% of total accounts receivable as of June 30, 2021 and December 31, 2020, respectively.

Restricted cash	Restricted cashAs of June 30, 2021 and December 31, 2020, restricted cash was €0.3 million and €2.4 million, respectively. From the total balance as of June 30, 2021 and December 31, 2020, €0.3 million and €2.3 million, respectively, is classified as other long-term assets based on the expected dates the restricted cash will be refunded or made available to the Company.